Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2025
Prepaid expenses and deposits
Prepaid expenses and deposits

5.Prepaid expenses and deposits

Prepaid expenses and deposits consist of the following:

	December 31, 2025	December 31, 2024
	$	$
Research and development deposits	3,617	1,580
Other prepaids and deposits	187	180
Total prepaid expenses and deposits	3,804	1,760

Research and development deposits primarily consist of advance payments to contract research organizations for services required for ongoing clinical trials and other planned research and development activities, including procurement of supplies and materials and preclinical work. Other prepaid expenses and deposits consist of advance payments for insurances, subscriptions, and other general and administrative items.